Ameritas Life Insurance Corp. of New York 5900 O Street / Lincoln, NE 68510

February 24, 2014

(Transmitted via EDGAR on 2/24/2014)

Securities and Exchange Commission

100 F Street, NE

Washington, DC   20549-0102

RE:	N-SAR Filing:	Ameritas Life of New York Separate Account VUL ("Registrant")
File No. 811-09979

Dear Sirs:

We hereby submit the annual Form N-SAR filing for the above-referenced Registrant.

There is no fee for this filing.

If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Robert G. Lange

Robert G. Lange

Director, Vice President, General Counsel & Secretary, Individual

Attachment

FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ /	(a)

or fiscal year ending:	12/31/13	(b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)		N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:		Ameritas Life of New York Separate Account VUL

	B. File Number:		811-09979

	C. Telephone Number:		402-467-7847

2.	A. Street:		5900 "O" Street

	B. City:		Lincoln

	C. State:		NE

	D. Zip Code:	68510	Zip Ext:

	E. Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)	N

4.	Is this the last filing on this form by Registrant? (Y/N)	N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)	N
[If answer is "Y" (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)	Y
[If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending	12/31/13	If filing more than one Page 50, "X" box: [ ]
File number 811-09979

123.	[/]	State the total value of the additional units considered in answering item 122 ($000's omitted)	$

124.	[/]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
		placed in the subsequent series) ($000's omitted)	$

125.	[/]	State the total dollar amount of sales loads collected (before reallowances to other brokers or
		dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of were
		the principal underwriter during the current period solely from the sale of units of all series of
		Registrant ($000's omitted)	$0

126.	[/]	Of the amount shown in item 125, state the total dollar amount of sales loads collected from
		secondary market operations in Registrant’s units (include the sales loads, if any, collected on were
		units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)	$0

127.	[/]	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of Registrant ($000's omitted)
each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)		Total Income Distributions ($000's omitted)

A.	U.S. Treasury direct issue		$		$

B.	U.S. Government agency		$		$

C.	State and municipal tax-free		$		$

D.	Public utility debt		$		$

E.	Brokers or dealers debt or debt of
	brokers’ or dealers’ parent		$		$

F.	All other corporate intermed. & long-
	term debt		$		$

G.	All other corporate short-term debt		$		$

H.	Equity securities of brokers or dealers
	or parents of brokers or dealers		$		$

I.	Investment company equity securities		$		$

J.	All other equity securities			$127		$0

K.	Other securities		$		$

L.	Total assets of all series of registrant			$127	$

For period ending	12/31/13	If filing more than one Page 51, "X" box: [ ]
File number 811-09979

128.	[/]	Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

[If answer is "N" (No), go to item 131.]

129.	[/]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

[If answer is "N" (No), go to item 131.]

130.	[/]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.	[/]	Total expenses incurred by all series of Registrant during the current reporting period
		($000's omitted)	$1

132.	[/]	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Lincoln State of: NE	Date: 02/24/14

Name of Registrant, Depositor, or Trustee:	Ameritas Life Insurance Corp. of New York (Depositor)

By (Name and Title):	Witness (Name and Title):

/s/ Robert C. Barth	/s/ Robert G. Lange
Robert C. Barth	Robert G. Lange
Senior Vice President & Chief Financial Officer	Director, Vice President, General Counsel
& Secretary, Individual